UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

MUTUALS.com
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Michael Henry
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
June 30, 2006 (Unaudited)

Domestic Balanced Funds 13.9%	Shares	Market Value
Calamos Growth and Income Fund - Class A	165,620	$5,162,382
Oakmark Equity & Income Fund - Class I	79,524	2,058,080
Total Domestic Balanced Funds (Cost $6,724,633)		7,220,462

Domestic Equity Funds 61.4%
Dodge & Cox Stock Fund	45,615	6,590,422
Evergreen Health Care Fund - Class I	201,797	4,023,841
FBR Small Cap Financial Fund - Class A	130,789	4,199,624
Franklin Mutual Financial Services Fund - Class Z	280,375	6,243,955
North Track ArcaEx Tech 100 Index Fund - Class A*	158,617	3,584,739
Vanguard Health Care Fund - Admiral Class	122,117	7,175,601
Total Domestic Equity Funds (Cost $24,879,062)		31,818,182

Global Equity Fund 8.1%
Allianz RCM Global Technology Fund - Institutional*	113,898	4,189,169
Total Global Equity Fund (Cost $2,818,570)		4,189,169

International Equity Funds 16.4%
Dodge & Cox International Stock Fund	49,032	1,910,302
Matthews Pacific Tiger Fund - Class I	162,440	3,256,925
Oakmark International Fund - Class I	130,769	3,338,528
Total International Equity Funds (Cost $5,786,362)		8,505,755

Money Market Fund 0.5%
Federated Treasury Obligations Fund - Class IS	241,281	241,281
Total Money Market Fund (Cost $241,281)		241,281

Total Investments 100.3%		51,974,849
(Cost $40,449,908)
Liabilities, less Other Assets (0.3)%		(176,662)
Net Assets 100.0%		$51,798,187

* Non-income producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$40,449,908
Gross unrealized appreciation	11,541,457
Gross unrealized depreciation	(16,516)
Net unrealized appreciation	$11,524,941

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
June 30, 2006 (Unaudited)

COMMON STOCKS 99.0%	Shares	Market Value
Aerospace/Defense 25.3%
American Science and Engineering, Inc.*	11,000	$637,120
Armor Holdings, Inc.*	10,200	559,266
BAE Systems plc, ADR	36,500	998,454
BE Aerospace, Inc.*	17,000	388,620
The Boeing Co.	11,000	901,010
Curtiss-Wright Corp.	20,000	617,600
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR	10,000	364,700
General Dynamics Corp.	11,200	733,152
General Electric Co.	17,500	576,800
Goodrich Corp.	13,000	523,770
Harris Corp.	11,000	456,610
Honeywell International Inc.	16,000	644,800
Integral Systems, Inc.	12,500	335,375
L-3 Communications Holdings, Inc.	10,000	754,200
Lockheed Martin Corp.	10,650	764,031
Moog Inc. - Class A*	17,000	581,740
Northrop Grumman Corp.	13,000	832,780
Raytheon Co.	20,000	891,400
Textron Inc.	6,000	553,080
United Technologies Corp.	15,000	951,300
Viisage Technology, Inc.*	25,000	379,000
		13,444,808

Alcoholic Beverages 24.3%
Anheuser-Busch Companies, Inc.	23,000	1,048,570
The Boston Beer Company, Inc. - Class A*	35,000	1,025,150
Brown-Forman Corp. - Class B	17,000	1,214,650
Central European Distribution Corp.*	34,500	868,020
Companhia de Bebidas das Americas (AmBev), ADR	32,000	1,320,000
Compania Cervecerias Unidas S.A. (CCU), ADR	15,000	331,350
Constellation Brands, Inc. - Class A*	69,600	1,740,000
Diageo plc, ADR	31,000	2,094,050
Fomento Economico Mexicano, S.A. de C.V., ADR	10,500	879,060
Fortune Brands, Inc.	14,000	994,140
Heineken NV, ADR	10,000	211,938
Kirin Brewery Co., Ltd., ADR	45,000	708,174
Molson Coors Brewing Co. - Class B	7,500	509,100
		12,944,202

Casinos, Gambling & Lotteries 27.4%
Boyd Gaming Corp.	25,000	1,009,000
CryptoLogic Inc.	14,000	339,080
GTECH Holdings Corp.	11,500	399,970
Harrah's Entertainment, Inc.	20,000	1,423,600
International Game Technology	40,000	1,517,600
Las Vegas Sands Corp.*	20,000	1,557,200
MGM MIRAGE*	40,000	1,632,000
Monarch Casino & Resort, Inc.*	28,000	787,360
Penn National Gaming, Inc.*	22,000	853,160
Pinnacle Entertainment, Inc.*	37,500	1,149,375
Scientific Games Corp. - Class A*	15,000	534,300
Shuffle Master, Inc.*	35,000	1,147,300
Station Casinos, Inc.	14,500	987,160
Trump Entertainment Resorts, Inc.*	20,000	403,000
Wynn Resorts, Ltd.*	11,000	806,300
		14,546,405

Tobacco 22.0%
Altria Group, Inc.	32,500	2,386,475
British American Tobacco plc, ADR	44,000	2,231,240
Gallaher Group plc, ADR	11,000	687,940
Imperial Tobacco Group plc, ADR	33,000	2,037,420
Loews Corp. - Carolina Group	23,000	1,181,510
Reynolds American Inc.	17,000	1,960,100
UST Inc.	16,000	723,040
Vector Group Ltd.	30,400	494,000
		11,701,725

Total Common Stocks (Cost $42,727,613)		52,637,140

SHORT-TERM INVESTMENTS 0.8%
Variable Rate Demand Notes (1) 0.8%
American Family Financial Services Inc., 4.8065%	254,075	254,075
Wisconsin Corporate Central Credit Union, 5.0200%	182,368	182,368
Total Short-Term Investments (Cost $436,443)		436,443

Total Investments 99.8%		53,073,583
(Cost $43,164,056)
Assets, less other Liabilities 0.2%		110,919
Net Assets 100.0%		$53,184,502

(1)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.
*	Non-income producing
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$43,164,056
Gross unrealized appreciation	10,866,534
Gross unrealized depreciation	(957,007)
Net unrealized appreciation	$9,909,527

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended June 30, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUTUALS.com

By /s/ Michael Henry
                            Michael Henry, President

Date August 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

MUTUALS.com

By /s/ Michael Henry
                            Michael Henry, President and Treasurer

Date August 14, 2006